2. Accounting policies and method of measurement (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lat Additional Technical Provisions [Abstract]
Lat additional technical provisions	R$ 285,554	R$ 357,539	R$ 215,754